Share-Based Compensation (Details) - Schedule of Stock Options Activities ¥ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 CNY (¥) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 CNY (¥) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 CNY (¥) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Share-Based Compensation (Details) - Schedule of Stock Options Activities [Line Items]
Number of Options Outstanding Employees, Replacement	[1]	(7,876,000)
Weighted Average exercise price, Replacement		1.3119
Weighted average remaining contractual life, Replacement
Aggregated intrinsic value, Replacement (in Yuan Renminbi) | ¥
Number of Options Outstanding Employees, Granted	[1]	528,000				547,000
Weighted Average exercise price, Granted (in Dollars per share) | $ / shares			$ 0.1				$ 8.0748
Weighted average remaining contractual life, Granted
Aggregated intrinsic value, Granted (in Yuan Renminbi) | ¥
Number of Options Outstanding Employees, Forfeited	[1]	(28,000)		(58,000)		(1,433,000)
Weighted Average exercise price, Forfeited (in Dollars per share) | $ / shares			8.1954		$ 8.0885		5.3355
Weighted average remaining contractual life, Forfeited
Aggregated intrinsic value, Forfeited (in Yuan Renminbi) | ¥
Number of Options Outstanding Employees, Outstanding ending	[1]	573,000		7,949,000		8,007,000		8,893,000
Weighted Average exercise price, Outstanding ending (in Dollars per share) | $ / shares			$ 0.6675		$ 1.7905		$ 1.8362		$ 2.0163
Weighted average remaining contractual life, Outstanding ending		9 years 8 months 23 days		4 years 8 months 1 day		5 years 8 months 8 days		6 years 9 months 3 days
Aggregated intrinsic value, Outstanding ending (in Yuan Renminbi) | ¥		¥ 23,775		¥ 65,572		¥ 65,574		¥ 65,574
Number of Options Outstanding Employees, Exercisable ending	[1]	295,000	295,000	7,949,000	7,949,000	8,007,000	8,007,000
Weighted Average exercise price, Exercisable ending (in Dollars per share) | $ / shares										$ 1.1978	$ 1.7905	$ 1.8362
Weighted average remaining contractual life, Exercisable ending		9 years 5 months 23 days		4 years 8 months 1 day		5 years 8 months 8 days
Aggregated intrinsic value, Exercisable ending (in Yuan Renminbi) | ¥		¥ 11,367	$ 11,367	¥ 65,572	$ 65,572	¥ 65,574	$ 65,574
Employees [Member]
Share-Based Compensation (Details) - Schedule of Stock Options Activities [Line Items]
Number of Options Outstanding Employees, Replacement	[1]	(7,545,000)
Number of Options Outstanding Employees, Granted	[1]	528,000				547,000
Number of Options Outstanding Employees, Forfeited	[1]	(28,000)		(58,000)		(1,433,000)
Number of Options Outstanding Employees, Outstanding ending	[1]	573,000		7,618,000		7,676,000		8,562,000
Number of Options Outstanding Employees, Exercisable ending	[1]	295,000	295,000	7,618,000	7,618,000	7,676,000	7,676,000
Consultant [Member]
Share-Based Compensation (Details) - Schedule of Stock Options Activities [Line Items]
Number of Options Outstanding Employees, Replacement	[1]	(331,000)
Number of Options Outstanding Employees, Granted	[1]
Number of Options Outstanding Employees, Forfeited	[1]
Number of Options Outstanding Employees, Outstanding ending	[1]			331,000		331,000		331,000
Number of Options Outstanding Employees, Exercisable ending	[1]			331,000	331,000	331,000	331,000

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).